John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 96.6%		$2,046,163,506
(Cost $1,688,120,660)
Communication services 4.4%		93,567,678
Entertainment 2.7%
Madison Square Garden Sports Corp. (A)	206,660	41,416,731
Playtika Holding Corp.	2,178,686	16,623,374
Interactive media and services 1.7%
Bumble, Inc., Class A (A)	1,845,661	17,238,474
Yelp, Inc. (A)	502,034	18,289,099
Consumer discretionary 9.6%		203,671,090
Broadline retail 0.8%
Savers Value Village, Inc. (A)	1,676,149	17,079,958
Hotels, restaurants and leisure 1.0%
First Watch Restaurant Group, Inc. (A)	1,239,573	20,167,853
Household durables 0.4%
Universal Electronics, Inc. (A)(B)	682,976	8,120,585
Leisure products 1.2%
Malibu Boats, Inc., Class A (A)	693,223	26,370,203
Specialty retail 4.2%
Academy Sports & Outdoors, Inc.	521,133	28,177,661
Boot Barn Holdings, Inc. (A)	156,527	20,893,224
Lithia Motors, Inc.	142,709	39,434,778
Textiles, apparel and luxury goods 2.0%
Levi Strauss & Company, Class A	1,113,020	20,401,657
On Holding AG, Class A (A)	555,895	23,025,171
Consumer staples 1.9%		40,577,449
Consumer staples distribution and retail 1.0%
The Chefs’ Warehouse, Inc. (A)	491,753	20,452,007
Household products 0.9%
Central Garden & Pet Company, Class A (A)	585,723	20,125,442
Energy 5.9%		125,573,934
Energy equipment and services 3.2%
Helmerich & Payne, Inc.	805,426	32,555,319
Liberty Energy, Inc.	1,444,608	34,887,283
Oil, gas and consumable fuels 2.7%
Chord Energy Corp.	114,756	19,699,015
Magnolia Oil & Gas Corp., Class A	1,410,878	38,432,317
Financials 12.5%		264,969,358
Banks 11.4%
Atlantic Union Bankshares Corp.	982,855	40,582,083
Banner Corp.	555,983	32,925,313
Cullen/Frost Bankers, Inc.	273,127	31,972,247
Independent Bank Group, Inc.	490,942	28,995,035
Pinnacle Financial Partners, Inc.	371,973	35,828,439
SouthState Corp.	411,469	40,723,087
Univest Financial Corp.	1,094,652	30,267,128
Financial services 1.1%
Compass Diversified Holdings	984,041	23,676,026
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 13.5%		$285,488,230
Biotechnology 0.9%
ACADIA Pharmaceuticals, Inc. (A)	313,969	5,971,690
Ionis Pharmaceuticals, Inc. (A)	142,672	7,056,557
Ultragenyx Pharmaceutical, Inc. (A)	140,403	6,320,943
Health care equipment and supplies 6.5%
Globus Medical, Inc., Class A (A)	378,488	27,235,996
Haemonetics Corp. (A)	195,907	17,641,425
ICU Medical, Inc. (A)	139,337	17,693,012
Inari Medical, Inc. (A)	297,811	13,866,080
Integer Holdings Corp. (A)	150,617	17,887,275
Merit Medical Systems, Inc. (A)	233,850	19,945,067
Teleflex, Inc.	107,711	23,795,514
Health care providers and services 3.0%
Acadia Healthcare Company, Inc. (A)	270,164	17,520,135
Henry Schein, Inc. (A)	293,144	21,088,779
Option Care Health, Inc. (A)	794,325	23,583,509
Life sciences tools and services 1.8%
Bio-Rad Laboratories, Inc., Class A (A)	42,696	14,446,619
Charles River Laboratories International, Inc. (A)	95,919	23,413,828
Pharmaceuticals 1.3%
Jazz Pharmaceuticals PLC (A)	70,288	7,749,252
Prestige Consumer Healthcare, Inc. (A)	286,295	20,272,549
Industrials 17.9%		379,352,786
Aerospace and defense 1.5%
Hexcel Corp.	474,179	31,395,392
Building products 4.7%
Gibraltar Industries, Inc. (A)	320,832	23,828,193
Hayward Holdings, Inc. (A)	1,341,140	19,835,461
Simpson Manufacturing Company, Inc.	176,099	33,826,857
The AZEK Company, Inc. (A)	486,757	21,850,522
Construction and engineering 4.7%
Arcosa, Inc.	476,706	44,290,753
EMCOR Group, Inc.	83,092	31,196,060
MasTec, Inc. (A)	222,368	24,467,151
Electrical equipment 3.1%
Generac Holdings, Inc. (A)	191,779	29,856,155
Regal Rexnord Corp.	217,585	34,961,558
Machinery 3.9%
Atmus Filtration Technologies, Inc. (A)	710,427	21,909,569
Crane Company	188,947	30,310,878
The Timken Company	363,706	31,624,237
Information technology 21.3%		451,162,604
Electronic equipment, instruments and components 1.3%
Advanced Energy Industries, Inc.	233,691	27,194,622
Semiconductors and semiconductor equipment 5.5%
Allegro MicroSystems, Inc. (A)	847,275	20,368,491
Alpha & Omega Semiconductor, Ltd. (A)	593,101	24,554,381
Ambarella, Inc. (A)	436,952	23,001,153
MACOM Technology Solutions Holdings, Inc. (A)	203,288	20,515,825
Veeco Instruments, Inc. (A)	674,631	27,936,470
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software 14.5%
Adeia, Inc.	1,866,278	$21,928,767
Alkami Technology, Inc. (A)	685,623	22,440,441
CommVault Systems, Inc. (A)	278,750	42,606,938
CyberArk Software, Ltd. (A)	84,456	21,652,829
Progress Software Corp.	476,661	27,837,002
Q2 Holdings, Inc. (A)	505,588	34,112,022
Tenable Holdings, Inc. (A)	686,164	31,508,651
Varonis Systems, Inc. (A)	703,200	38,767,416
Xperi, Inc. (A)	1,626,738	13,290,449
Yext, Inc. (A)	4,392,471	25,300,633
Zuora, Inc., Class A (A)	3,103,254	28,146,514
Materials 3.6%		75,297,384
Chemicals 1.5%
Avient Corp.	688,454	31,145,659
Construction materials 2.1%
Summit Materials, Inc., Class A (A)	1,056,767	44,151,725
Real estate 4.7%		98,616,855
Hotel and resort REITs 1.1%
Sunstone Hotel Investors, Inc.	2,306,201	23,892,242
Industrial REITs 3.6%
EastGroup Properties, Inc.	202,103	37,791,240
First Industrial Realty Trust, Inc.	674,952	36,933,373
Utilities 1.3%		27,886,138
Multi-utilities 1.3%
Unitil Corp.	455,061	27,886,138

Exchange-traded funds 2.2%		$46,983,961
(Cost $46,597,864)
iShares Russell 2000 ETF	209,881	46,983,961

	Yield (%)	Shares	Value
Short-term investments 1.2%			$25,260,872
(Cost $25,254,610)
Short-term funds 1.2%			25,260,872
John Hancock Collateral Trust (C)	5.4652(D)	2,526,112	25,260,872

Total investments (Cost $1,759,973,134) 100.0%	$2,118,408,339
Other assets and liabilities, net (0.0%)	(419,536)
Total net assets 100.0%	$2,117,988,803

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,526,112	$65,305,603	$413,444,240	$(453,508,732)	$25,968	$(6,207)	$2,199,512	—	$25,260,872
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Universal Electronics, Inc.	682,976	$5,361,362	—	—	—	$2,759,223	—	—	$8,120,585
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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